4

                                                     Pruco Life Insurance Company
                                              Pruco Life Insurance Company of New Jersey

                                                      Prudential Premier X Series

                                                  Supplement, dated October 22, 2007
                                                                  To
                                                     Prospectus, dated May 1, 2007

This supplement should be read and retained with the prospectus for your Annuity.  This supplement amends the prospectus for the
Annuity you own, but is not intended to be a prospectus or offer for any Annuity listed here that you do not own.  If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

In this supplement, we introduce a new Purchase Credit level (equal to six percent) with respect to the Prudential Premier X
Series.   The Purchase Credit amounts under the X Series Annuity currently depend on the oldest Owner's age on the date that the
Purchase Payment is made.  The current credit amounts are five percent if the eldest Owner is 80 or younger, and three percent if the eldest owner is 81-85.  For contracts issued on or after the effective date of this supplement, we increase the Purchase Credit amount from a five percent credit to six percent if the oldest Owner (or Annuitant, if the Annuity is entity-owned) is age 80 or younger on the date that the Purchase Payment is made.  We will continue to grant a three percent Purchase Credit where the eldest
Owner is aged 81-85.

Under an existing SEC exemptive order, we are allowed to recapture the five percent and three percent Purchase Credits under certain circumstances (e.g., if the Annuity is returned during the free look period).  We have filed an application with the SEC that, if granted, will allow us to recapture the full amount of the six percent credit under certain circumstances for contracts issued on or after the effective date of the exemptive order.  Until that application is granted, we will recapture the six percent credit in the following circumstances: (i) if you exercise your right to return the Annuity during the free look period (although the amount we recapture will be reduced by the amount of any negative investment experience and charges with respect to that credit) and (ii) if the six percent credit was granted within twelve months prior to the death of the Owner or twelve months prior to the exercise of the medically-related surrender provision (if allowed under your Annuity), then we will recapture only a five percent credit (i.e., not the full six percent).

In Appendix B to each prospectus ("Selecting the Variable Annuity That's Right For You") we amend the section entitled "Purchase
Credit" to change the reference to the 5% credit to 6%.  Because the hypothetical illustrations that appear in that section assume the addition of a credit, we make the following changes:

o        In the bolded text that appears after the bullet points under "HYPOTHETICAL ILLUSTRATION", we substitute the following for the first two sentences:

 "The L Series annuity, in light of its contingent deferred sales charges and insurance charge, and the fact that (unlike the X
 Series) it does not offer a Purchase Credit, has the highest surrender value of the three Annuities only in years five and six and only under the 0% illustration.  The L Series annuity never has the highest surrender value under the 6% illustration.

o        We substitute the following hypothetical illustrations, for those currently appearing in the May 1, 2007 prospectuses:

          0%Gross Rate of Return

            L Series                        B Series                        X Series
Yr          Contract          Surr          Contract          Surr          Contract          Surr
            Value             Value         Value             Value         Value             Value
           1            97,534        90,534            97,871        90,871           103,335        94,335
           2            95,088        88,088            95,747        89,747           100,730        92,230
           3            92,703        86,703            93,668        88,668            98,191        90,191
           4            90,376        85,376            91,634        87,634            95,682        88,682
           5            88,107        88,107            89,643        86,643            93,236        87,236
           6            85,895        85,895            87,695        85,695            90,852        85,852
           7            83,737        83,737            85,788        84,788            88,528        84,528
           8            81,632        81,632            83,922        83,922            86,262        83,262
           9            79,579        79,579            82,096        82,096            84,053        82,053
          10            77,577        77,577            80,308        80,308            82,290        82,290
          11            75,625        75,625            78,559        78,559            80,572        80,572
          12            73,721        73,721            76,848        76,848            78,897        78,897
          13            71,864        71,864            75,173        75,173            77,264        77,264
          14            70,053        70,053            73,533        73,533            75,672        75,672
          15            68,286        68,286            71,929        71,929            74,120        74,120
          16            66,564        66,564            70,359        70,359            72,608        72,608
          17            64,884        64,884            68,822        68,822            71,133        71,133
          18            63,245        63,245            67,319        67,319            69,696        69,696
          19            61,647        61,647            65,847        65,847            68,295        68,295
          20            60,089        60,089            64,407        64,407            66,929        66,929
          21            58,569        58,569            62,997        62,997            65,598        65,598
          22            57,086        57,086            61,618        61,618            64,300        64,300
          23            55,641        55,641            60,268        60,268            63,035        63,035
          24            54,231        54,231            58,947        58,947            61,802        61,802
          25            52,856        52,856            57,654        57,654            60,600        60,600
          26            51,515        51,515            56,389        56,389            59,428        59,428
          27            50,207        50,207            55,150        55,150            58,286        58,286
          28            48,931        48,931            53,939        53,939            57,173        57,173
          29            47,687        47,687            52,753        52,753            56,088        56,088
          30            46,474        46,474            51,592        51,592            55,030        55,030

Assumptions:
a. $100,000 initial investment
b. Fund Expenses = 1.06%
c. No optional death benefits or living benefits elected
d. Surrender value is accounted for 2 days prior to contract anniversary

          6%Gross Rate of Return

            L Series                        B Series                          X Series
Yr          Contract          Surr          Contract          Surr            Contract          Surr
            Value             Value         Value             Value           Value             Value
           1           103,370        96,370           103,726          96,726           109,518        100,518
           2           106,862        99,862           107,602         101,602           113,163        104,663
           3           110,473       104,473           111,623         106,623           116,929        108,929
           4           114,206       109,206           115,794         111,794           120,820        113,820
           5           118,065       118,065           120,121         117,121           124,841        118,841
           6           122,054       122,054           124,609         122,609           128,996        123,996
           7           126,178       126,178           129,266         128,266           133,289        129,289
           8           130,442       130,442           134,096         134,096           137,725        134,725
           9           134,849       134,849           139,106         139,106           142,308        140,308
          10           139,406       139,406           144,304         144,304           147,458        147,458
          11           144,116       144,116           149,697         149,697           152,778        152,778
          12           148,986       148,986           155,290         155,290           158,276        158,276
          13           154,020       154,020           161,093         161,093           163,957        163,957
          14           159,224       159,224           167,113         167,113           169,827        169,827
          15           164,604       164,604           173,357         173,357           175,892        175,892
          16           170,166       170,166           179,835         179,835           182,159        182,159
          17           175,916       175,916           186,555         186,555           188,635        188,635
          18           181,860       181,860           193,526         193,526           195,326        195,326
          19           188,005       188,005           200,757         200,757           202,239        202,239
          20           194,358       194,358           208,259         208,259           209,383        209,383
          21           200,925       200,925           216,041         216,041           216,765        216,765
          22           207,714       207,714           224,113         224,113           224,392        224,392
          23           214,733       214,733           232,488         232,488           232,273        232,273
          24           221,988       221,988           241,175         241,175           240,417        240,417
          25           229,489       229,489           250,187         250,187           248,831        248,831
          26           237,244       237,244           259,536         259,536           257,526        257,526
          27           245,260       245,260           269,234         269,234           266,510        266,510
          28           253,547       253,547           279,294         279,294           275,792        275,792
          29           262,114       262,114           289,730         289,730           285,384        285,384
          30           270,971       270,971           300,557         300,557           295,295        295,295

Assumptions:
a. $100,000 initial investment
b. Fund Expenses = 1.06%
c. No optional death benefits or living benefits elected
d. Surrender value is accounted for 2 days prior to contract anniversary

 0% Gross Rate of Return (with 6% bonus on Premier X)

      -----------------------------------------------------------------------------------------------------------------------
       Product Name        Total Days in which Product's   Years from the Issue Date in
                           surrender Value is highest      which the Surrender Value is    Days within the period in which
                                                           highest                         the Surrender Value is highest
      -----------------------------------------------------------------------------------------------------------------------
      L Share                                           458                             4-5                        1460-1824
                                                                                          6                        2097-2189
      -----------------------------------------------------------------------------------------------------------------------
      B Share                                           637                             7-8                        2325-2919
                                                                                          9                        3243-3284
      -----------------------------------------------------------------------------------------------------------------------
      X Share                                          9855                             1-4                           1-1459
                                                                                        5-6                        1825-2096
                                                                                        6-7                        2190-2324
                                                                                        8-9                        2920-3242
                                                                                       9-30                       3285-10950
      -----------------------------------------------------------------------------------------------------------------------

      6% Gross Rate of Return (with 6% bonus on Premier X)

      -----------------------------------------------------------------------------------------------------------------------
       Product Name        Total Days in which Product's   Years from the Issue Date in
                           surrender Value is highest      which the Surrender Value is    Days within the period in which
                                                           highest                         the Surrender Value is highest
      -----------------------------------------------------------------------------------------------------------------------
      L Share                                             0

      -----------------------------------------------------------------------------------------------------------------------
      B Share                                          2570                              23                        8309-8395
                                                                                      24-30                       8468-10950
      -----------------------------------------------------------------------------------------------------------------------
      X Share                                          8380                            1-23                           1-8309
                                                                                         24                        8396-8467
      -----------------------------------------------------------------------------------------------------------------------

      Days listed assume 365 days per year and do not account for Leap Years